Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Entity Registrant Name	Gofba, Inc.
Entity Central Index Key	0001735092
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	CA
Entity Tax Identification Number	94-3453342
Entity Address Address Line 1	3281 East Guasti Road
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Ontario
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91761
City Area Code	909
Local Phone Number	212-7662